Long Term Payable - Schedule of Long-Term Accounts Payable-Non-Current (Details) - Loans Payable [Member]	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long-term payable	$ 53,612
unrecognized financing expense	(2,378)
Long-term payable, net	51,234
Less; Long-term payable, current	20,615
Long-term payable, non-current	$ 30,619